INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAX [Abstract]
Schedule of Income Tax Expenses
	Year Ended December 31,
	2015	2014	2013
Current	$1,018,143	$745,338	$1,224,430
Deferred	162,024	(166,611)	(5,400)
Income tax expenses	$1,180,167	$578,727	$1,219,030

Schedule of Effective Income Tax Reconciliation
	Year Ended December 31,
	2015	2014	2013
Computed "expected" income tax expenses	$1,948,393	$1,178,571	$1,322,219
Effect on tax incentive / holiday	(982,104)	(726,615)	(645,720)
Non-deductable expense	213,878	126,771	542,531
Income tax expenses	$1,180,167	$578,727	$1,219,030

Schedule of Deferred Tax Assets
	December 31,
	2015	2014	2013

Provision of doubtful accounts	$110,715	$281,150	$200,427
Provision of interest expense	82,798	87,455	-
	$193,513	$368,605	$200,427